Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Right-Of-Use Assets And Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheets Related to Leases

Supplemental balance sheets information related to operating leases was as follows:

	As of March 31,
	2026	2025
	US$	US$
Operating lease ROU assets
Cost	1,099,393	1,828,231
Less: accumulated amortization	(375,274)	(1,117,689)
ROU assets, net	724,119	710,542

	As of March 31,
	2026	2025
	US$	US$
Operating lease liabilities Current portion	366,660	474,739
Non-current portion	355,557	257,841
Total	722,217	732,580

Other supplemental information about the Company’s operating leases as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	2.10	1.63
Weighted average discount rate (representing the incremental borrowing rates)	2.96%	3.38%

Supplemental balance sheet information related to finance leases was as follows:

	As of March 31,
	2026	2025
	US$	US$
Current finance lease obligation	—	13,641
Non-current portion finance lease obligation	—	100,192
Total	—	113,833

Other supplemental information about the Company’s finance leases as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Weighted average remaining lease term (years)	—	2.17
Weighted average discount rate (representing the effective explicit interest rate stipulated in the finance lease contract)	—	7.24%

Schedule of Maturities of Operating Lease Liabilities

The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of March 31, 2026:

12 months ending March 31,	US$
2027	381,627
2028	238,972
2029	123,461
Total lease payments	744,060
Less: imputed interests	(21,843)
Operating lease liabilities on consolidated balance sheets	722,217